OTHER FINANCE EXPENSES AND INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other finance expenses and income, net [Abstract]
Schedule of Other Finance Expenses and Income, Net

	For the year ended 31 December
	2020	2019	2018
	U.S. dollars (in thousands)
A. Finance income:
Currency exchange rate differences	-	53	-
Interest income	21	-	-
	21	53	-

B. Finance expenses:
Currency Exchange rate differences	197	-	134
Interest expense with respect to lease liabilities	461	366	-
Bank charges	89	16	61
	747	382	195